December 10, 2004



VIA  EDGAR  AND  FEDERAL  EXPRESS
---------------------------------

Susan  Guerrier
Securities  and  Exchange  Commission
450  Fifth  Street,  N.W.
Washington,  DC  20549-0305
                                   Re:  Pegasus  Air  Group,  Inc.
                                        File  No.  333-118862
                                        Comment  Letter  Dated November 24, 2004
                                        ----------------------------------------
Dear  Mrs.  Guerrier:

We received your above referenced comment letter in regards to Pegasus Air Group, Inc.'s registration statement filed on Form SB-2 Amendment No. 2 with the Commission on November 12, 2004, and are providing you and your staff with the following supplemental information and modifications, inclusive herein and in our Form SB-2 Amendment No. 2 we are concurrently filing via the Edgar system:

COMMENT  NUMBER
---------------

1. The cover page of the prospectus was dated the date of the filing of the amended registration statement. Should any further amendments be necessary, we shall update the date accordingly. See page 5.

2. We have made the cross reference to risk factors bold and in upper case lettering on the cover page. See page 5.

3. We have moved and captioned the dealer prospectus delivery obligations. See page II-17.

4.     We  have  expanded the disclaimer in the prospectus summary.  See page 8.

5. We have expanded the disclosure to address the total number of shares issued and outstanding, assuming all units are sold and all underlying warrants are exercised. See page 9.

6. We have updated the summary financial information through September 30, 2004. See page 9.

7. We have modified the risk factor heading to state fuel prices may affect our business once we commence flight operations. See page 11.

8. We have further clarified the risk factor to outline that Management will receive either a promissory note or restricted common shares in exchange for any advances made to the Company. We have included language disclosing the amount of promissory notes issued through September 30, 2004. See page 13.

9. We have updated the capitalization section to include the most recent September 30, 2004 figures. See page 19.

10.     We  have  included  language discussing our monthly burn rate.  See page
24.

11. We have added language to discuss the amount of cash that has been forwarded to the Company as of September 30, 2004. See page 24.

12. We have added language detailing the fact that none of the officers or directors are under any obligations to provide for the Company's cash needs. See page 24.

13. We have included William Seminario in the discussion of selling security holders. It was an oversight on our part that he was not included in the original discussion. See page 25.

14. We have inquired with all of the selling security holders and none of them are broker-dealers or affiliates of broker-dealers.

15. We have revised the terminology in the prospectus from "founders stock" to "common stock". We were considering founders stock just initial stock issued to officers or directors. We see how it may have been confusing. See page 32.

16. We have added "Principal Financial Officer" to the signature of Mr. Eric Boyer, our Treasurer. See page II-20.

17. Please note that Pegasus records accounting for stock based compensation in accordance with Financial Accounting Standards Board Statement No. 123 "Accounting for Stock Based Compensation". The value placed upon the stock-based compensation is the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable.

A study was done by Pegasus to determine what services (I.e. general consulting, financial consulting, public company filings, etc) would be needed by the Company in order for it to file the Form SB-2 with the Securities and Exchange Commission. The Company estimated that the total cash outlay to have these services rendered would be approximately $25,000. This amount was determined from past reasonable and customary business practices. The dollar amount of these services was then compared to the fair value of the equity instruments issued of $26,300. As the estimated cash outlay is in fact only an estimate, the Company felt that since the cash outlay as compared to the equity instruments issued was comparable it opted to use the par value of the common shares because the value is fixed and not an estimate. On December 20, 2003, 27,000,000 shares of Pegasus's $.001 par value voting common stock were issued to directors and several unrelated entities and individuals for professional and consulting services provided to Pegasus in conjunction with its formation. The stock was issued under the provisions of Rule 144 of the Securities Act of 1933, as amended. See pages II-8 and II-16.

18.     Please  refer  to  the  response  given  to  comment  17.

19. Pegasus utilizes a portion of a shareholder's corporate office as its primary office. The value of the office space on a monthly basis is $150 based upon the square footage of Pegasus office space utilized in proportion to the total office space and rent. The donated value of this service was recorded as contributed capital.

During the period ended December 31, 2003, the president and secretary of Pegasus, performed services on behalf of Pegasus that had a fair value of $168. This value was determined by ascertaining the actual amount of time spent on Pegasus business affairs given its current lack of inactivity, at an annual rate, per individual. The donated value of these services was recorded as contributed capital. See page II-9 and II-16.

20. The interim financial statements have been updated through September 30, 2004. See pages II-10 through II-17.

21. We have further updated the notes to the interim financial statements to include the comments addressing the annual audited financial statements. See pages II-14 through II-17.

22.     The  selling  shareholder  shares  have been clarified as "common".  See
Exhibit  5.1.

23. The legal opinion has been expanded to clearly cover the units and common stock issued as part of the units. See Exhibit 5.1.

24.     The  language in question has been stricken from the legal opinion.  See
Exhibit  5.1.

25.     A  currently  dated  consent  letter  is  included.  See  Exhibit  23.1.




ADDITIONAL  COMMENTS
--------------------

We have updated the table of contents with new page numbers to be accurate and will do so with any future amendments or printings of the prospectus.

We have included three marked copies of our Form SB-2 Amendment No. 2 for your convenience and to help expedite your review process. We are prepared to quickly make any additional changes or modifications you and your staff may see fit in order to complete this process as quickly and effortlessly as possible for everyone involved.

Any questions or requests for additional materials may be directed to myself or Scott Sitra at Stag Financial Group at (813) 932-6828.

                                   Very  truly  yours,


                                   /s/ Andrew L. Jones
                                   Andrew L. Jones
                                   President and Chief Executive Officer